Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 28, 2016
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Nov. 28, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Dec. 01, 2016